Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ (44,606)	$ (61,672)	$ (43,328)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	(44,825)	(63,831)	(52,598)
International [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ 219	$ 2,159	$ 9,270